Post balance sheet event (Details Narrative) - Non-adjusting events after reporting period [member] - GBP (£) £ / shares in Units, £ in Thousands	Feb. 26, 2019	Feb. 04, 2019	Jan. 29, 2019
Disclosure of subsidiaries [line items]
Number of share issued (in shares)	348,215,478
Top of range [Member]
Disclosure of subsidiaries [line items]
Issue of equity, value	£ 13,400
Bottom of range [Member]
Disclosure of subsidiaries [line items]
Issue of equity, value	£ 12,500
Institutional Investors [member]
Disclosure of subsidiaries [line items]
Issue of equity, value		£ 4,650
Description of each unit comprises		Each Unit comprises one ordinary share and one warrant.
Gross Proceeds		£ 750
China Medical System Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Ownership held	51.00%
Licence Agreement [Member] | China Medical System Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Issue of equity, value			£ 8,000
Exercise price			£ 0.5
Description of each unit comprises			One warrant over one additional share